Investment in Securities - Summary of Investment in Securities Current and Noncurrent (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Debt securities, classified as available-for-sale	$ 7,950	$ 8,132
Equity securities	2,371	2,190
Investment in securities - current and noncurrent	$ 10,321	$ 10,322